Business Combination - Additional Details (Details) shares in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Nov. 16, 2017 USD ($)	Oct. 06, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) reportable_segment		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate			8.50%
Failed sale-leaseback, Rent payment for initial year			$ 666	$ 666
Goodwill			3,815 [1]	$ 3,815	[1]	$ 1,608
Number of Reportable Segments | reportable_segment				3
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders				$ (3)		(5)	$ (24)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			1,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			52
Conversion of Stock, Exchange Ratio		1.625
Stock Issued During Period, Shares, Acquisitions | shares		407
OpCo [Member]
Business Acquisition [Line Items]
Goodwill		$ 2,207
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		568
Consideration Transferred		2,474
Centaur Holdings, LLC [Member]
Business Acquisition [Line Items]
Consideration Transferred	$ 1,700
Payments to Acquire Businesses, Gross	1,600
Business Combination, Consideration Transferred, Liabilities Incurred	$ 75
Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		$ (13)		(3)		$ (5)	$ (24)
CEOC LLC Leases [Member] | VICI Properties, Inc. [Member]
Business Acquisition [Line Items]
Failed sale-leaseback, Rent payment for initial year			$ 640	$ 640

[1]	$405 million of goodwill is associated with a reporting unit with zero or negative carrying value. As the reporting unit has a positive fair value and as a result of the revised one-step impairment test under ASU 2017-04 described above, there is no impairment associated with this reporting unit.